Contingencies Schedule of FCPA Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 126	$ 173	$ 282
Compliance programs and organizational enhancements
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	31	52	109
Inquiry and investigation expense
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 95	$ 121	$ 173